Accounts Receivable, Net - Balance of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts Receivable Net [Abstract]
Accounts receivable, gross	¥ 757,158	$ 108,759	¥ 562,797
Allowance for doubtful accounts	(118,886)	(17,077)	(78,684)	$ (11,302)	¥ (65,454)	¥ (91,348)
Accounts receivable, net	¥ 638,272	$ 91,682	¥ 484,113